Note 4 - Goodwill	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Goodwill Disclosure [Text Block]
4.	Goodwill

The changes in the carrying amounts of goodwill were as follows:

Goodwill (in thousands)
Balance as of December 31, 2021	$—
Acquisitions	19,167
Effect of foreign currency translation	(263)
Balance as of December 31, 2022	$18,904